Fort Pitt Capital Total Return Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS — 99.42% Shares Fair Value
Communications — 5.06%
Alphabet, Inc., Class A 15,667 $ 3,196,381
Consumer Discretionary — 9.52%
Amazon.com, Inc.
(a)
5,164 1,227,380
Lowe's Companies, Inc. 7,580 1,971,103
Lululemon Athletica, Inc.
(a)
2,632 1,090,174
Starbucks Corp. 16,067 1,730,095
6,018,752
Financials — 21.01%
Apollo Global Management, Inc. 18,190 3,110,126
Arthur J. Gallagher & Co. 14,866 4,486,856
Blackstone, Inc., Class A 9,980 1,767,558
Intercontinental Exchange, Inc. 10,013 1,600,378
PNC Financial Services Group, Inc. (The) 11,527 2,316,351
13,281,269
Health Care — 18.48%
Abbott Laboratories 21,934 2,806,017
Danaher Corp. 5,972 1,330,203
Merck & Co., Inc. 19,051 1,882,620
Thermo Fisher Scientific, Inc. 6,021 3,599,052
UnitedHealth Group, Inc. 3,799 2,060,920
11,678,812
Industrials — 20.89%
Deere & Co. 3,718 1,771,850
GXO Logistics, Inc.
(a)
54,827 2,491,887
Keysight Technologies, Inc.
(a)
10,294 1,835,935
Parker-Hannifin Corp. 7,623 5,389,842
RTX Corp. 13,301 1,715,164
13,204,678
Technology — 24.46%
Advanced Micro Devices, Inc.
(a)
28,530 3,308,054
Apple, Inc. 7,078 1,670,408
Broadcom, Inc. 11,183 2,474,462
Lam Research Corp. 27,998 2,269,238
Microsoft Corp. 10,572 4,388,014
Zebra Technologies Corp., Class A
(a)
3,470 1,360,032
15,470,208
Total Common Stocks (Cost $31,288,378) 62,850,100
MONEY MARKET FUNDS — 0.42% Shares Fair Value
Invesco Government & Agency Portfolio, Institutional Class, 4.33%
(b)
264,567 264,567
Total Money Market Funds (Cost $264,567) 264,567
Total Investments — 99.84%
    (Cost $31,552,945) 63,114,667

Fort Pitt Capital Total Return Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
MONEY MARKET FUNDS0.42%
Other Assets in Excess of Liabilities — 0.16% $ 98,962
NET ASSETS — 100.00% $ 63,213,629
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.